Share-based awards- Share options (Details) $ / shares in Units, ¥ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 CNY (¥) shares	Mar. 31, 2022 USD ($) $ / shares shares	Mar. 31, 2021 CNY (¥) shares	Mar. 31, 2021 $ / shares	Mar. 31, 2020 CNY (¥)	Mar. 31, 2020 $ / shares	Mar. 31, 2019 shares	Mar. 31, 2022 $ / shares
Number of share options
Outstanding at beginning of year	5,976,850	5,976,850
Granted	1,710,000	1,710,000	0
Exercised	(313,516)	(313,516)
Outstanding at end of year	7,373,334	7,373,334	5,976,850
Vested and exercisable	5,132,667
Vested and expected to vest	7,135,333
Weighted average exercise price
Outstanding at beginning of year | $ / shares		$ 88.94
Granted | $ / shares		25.04
Exercised | $ / shares		59.12
Outstanding at end of year | $ / shares		$ 75.39		$ 88.94
Vested and exercisable | $ / shares								$ 76.95
Vested and expected to vest | $ / shares								$ 74.42
Weighted average remaining contractual life
Weighted average remaining contractual life, outstanding	3 years 6 months	3 years 6 months	2 years 7 months 6 days
Weighted average remaining contractual life, granted	7 years 2 months 12 days	7 years 2 months 12 days
Weighted average remaining contractual life, vested and exercisable	2 years 1 month 6 days	2 years 1 month 6 days
Weighted average remaining contractual life, vested and expected to vest	3 years 4 months 24 days	3 years 4 months 24 days
Additional disclosure
Granted	1,710,000	1,710,000	0
Fair value assumptions
Share-based compensation expense	¥ 23,971	$ 3,782	¥ 50,120		¥ 31,742
Options
Number of share options
Granted			0				0
Additional disclosure
Aggregate intrinsic value of all outstanding options | ¥	2,032
Aggregate intrinsic value of options that were vested and exercisable | ¥	1,194
Aggregate intrinsic value of options that were vested and expected to vest | ¥	1,969
Weighted average grant date fair value of share options | $ / shares		$ 103.72		$ 0		$ 57.33
Total grant date fair value of options vested | ¥	306		¥ 335		295
Aggregate intrinsic value of share options exercised | ¥	137		468		1,011
Cash received from option exercise under the share option plans | ¥	¥ 109		¥ 205		¥ 960
Granted			0				0
Fair value assumptions
Risk-free interest rate					1.68%
Risk-free interest rate, minimum	1.93%	1.93%
Risk-free interest rate, maximum	2.00%	2.00%
Expected dividend yield	0.00%	0.00%			0.00%
Expected life (years)			0 years		4 years 6 months
Expected volatility	35.70%	35.70%			34.70%
Unamortized compensation costs | ¥	¥ 437
Weighted average period over which unamortized compensation costs expected be recognized	3 years 6 months	3 years 6 months
Share-based compensation expense | ¥	¥ 86		¥ 159		¥ 140
Options | Minimum
Fair value assumptions
Expected life (years)	3 years 8 months 15 days	3 years 8 months 15 days
Options | Maximum
Additional disclosure
Expiry period	10 years	10 years
Fair value assumptions
Expected life (years)	7 years 1 month 20 days	7 years 1 month 20 days